Basis of preparation and recent accounting developments	12 Months Ended
Mar. 31, 2023
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of preparation and recent accounting developments
1. Basis of preparation and recent accounting developments

Accounting policies describe our approach to recognising and measuring transactions and balances in the year. The accounting policies applicable across the financial statements are shown below, whereas accounting policies that are specific to a component of the financial statements have been incorporated into the relevant note.
This section also shows areas of judgement and key sources of estimation uncertainty in these financial statements. In addition, we have summarised new International Accounting Standards Board (IASB) accounting standards, amendments and interpretations and whether these are effective for this year end or in later years, explaining how significant changes are expected to affect our reported results.

National Grid’s principal activities involve the transmission and distribution of electricity in Great Britain and of electricity and gas in northeastern US. The Company is a public limited liability company incorporated and domiciled in England and Wales, with its registered office at 1–3 Strand, London, WC2N 5EH.
The Company, National Grid plc, which is the ultimate parent of the Group, has its primary listing on the London Stock Exchange and is also quoted on the New York Stock Exchange.
These consolidated financial statements were approved for issue by the Board on 17 May 2023.
These consolidated financial statements have been prepared in accordance with International Accounting Standards (IAS) and International Financial Reporting Standards (IFRS) and related interpretations as issued by the IASB. They are prepared on the basis of all IFRS accounting standards and interpretations that are mandatory for the period ended 31 March 2023 and in accordance with the Companies Act 2006. The comparative financial information has also been prepared on this basis.
The consolidated financial statements have been prepared on a historical cost basis, except for the recording of pension assets and liabilities, the revaluation of derivative financial instruments and certain commodity contracts and certain financial assets and liabilities measured at fair value.
These consolidated financial statements are presented in pounds sterling, which is also the functional currency of the Company.
The notes to the financial statements have been prepared on a continuing basis unless otherwise stated.
A. Going concern
As part of the Directors’ consideration of the appropriateness of adopting the going concern basis of accounting in preparing these financial statements, the Directors have assessed the principal risks alongside potential downside business cash flow scenarios impacting the Group’s operations. The Directors specifically considered both a base case and reasonable worst-case scenario for business cash flows. The assessment is prepared on the conservative assumption that the Group has no access to the debt capital markets.

The main cash flow impacts identified in the reasonable worst-case scenario are:
•the timing of the sale of assets classified as held for sale (see note 10);
•additional potential working capital requirements in response to energy price increases driven by an under-recovery of higher Balancing Services Use of System (BSUoS) energy costs in UK Electricity System Operator;
•adverse impacts of inflation on our capital expenditure programme;
•adverse impact from timing across the Group (i.e. a net under-recovery of allowed revenues or reductions in over-collections);
•a significant reduction in cash collections driven by lower customer demand and increased bad debt in our US businesses and potential supplier defaults in our UK businesses;
•higher operating and financing costs than expected, or non-delivery of planned efficiencies across the Group; and
•the potential impact of further significant storms in the US.
As part of their analysis, the Board also considered the following potential levers at their discretion to improve the position identified by the analysis if the debt capital markets are not accessible:
•the payment of dividends to shareholders;
•significant changes in the phasing of the Group’s capital expenditure programme, with elements of non-essential works and programmes delayed; and
•a number of further reductions in operating expenditure across the Group.
Having considered the reasonable worst-case scenario and the further levers at the Board’s discretion, the Group continues to have headroom against the Group’s committed facilities identified in note 33 to the financial statements.
In addition to the above, the ability to raise new and extend existing financing was separately included in the analysis, and the Directors noted over £7.0 billion of new long-term senior debt issued in the period from 1 April 2022 to 31 March 2023 as evidence of the Group’s ability to continue to have access to the debt capital markets if needed.
Based on the above, the Directors have concluded the Group is well placed to manage its financing and other business risks satisfactorily and have a reasonable expectation that the Group will have adequate resources to continue in operation for at least 12 months from the signing date of these consolidated financial statements. They therefore consider it appropriate to adopt the going concern basis of accounting in preparing the financial statements.
1. Basis of preparation and recent accounting developments continued
B. Basis of consolidation
The consolidated financial statements incorporate the results, assets and liabilities of the Company and its subsidiaries, together with a share of the results, assets and liabilities of joint operations.
A subsidiary is defined as an entity controlled by the Group. Control is achieved where the Group is exposed to, or has the rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
The Group accounts for joint ventures and associates using the equity method of accounting, where the investment is carried at cost plus post-acquisition changes in the share of net assets of the joint venture or associate, less any provision for impairment. Losses in excess of the consolidated interest in joint ventures and associates are not recognised, except where the Company or its subsidiaries have made a commitment to make good those losses.
Where necessary, adjustments are made to bring the accounting policies used in the individual financial statements of the Company, subsidiaries, joint operations, joint ventures and associates into line with those used by the Group in its consolidated financial statements under IFRS. Intercompany transactions are eliminated.
The results of subsidiaries, joint operations, joint ventures and associates acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition or up to the effective date of disposal, as appropriate.
Acquisitions are accounted for using the acquisition method, where the purchase price is allocated to the identifiable assets acquired and liabilities assumed on a fair value basis and the remainder recognised as goodwill.
C. Foreign currencies
Transactions in currencies other than the functional currency of the Company or subsidiary concerned are recorded at the rates of exchange prevailing on the date of the transactions. At each reporting date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at closing exchange rates. Non-monetary assets are not retranslated unless they are carried at fair value.
Gains and losses arising on the retranslation of monetary assets and liabilities are included in the income statement, except where the application of hedge accounting requires inclusion in other comprehensive income (see note 32(e)).
On consolidation, the assets and liabilities of operations that have a functional currency different from the Company’s functional currency of pounds sterling, principally our US operations that have a functional currency of US dollars, are translated at exchange rates prevailing at the reporting date. Income and expense items are translated at the average exchange rates for the period where these do not differ materially from rates at the date of the transaction. Exchange differences arising are recognised in other comprehensive income and transferred to the consolidated translation reserve within other equity reserves (see note 28).

D. Disposal of The Narragansett Electric Company
As described further in note 10, on 17 March 2021, the Group signed an agreement to sell 100% of the share capital of a wholly owned subsidiary, The Narragansett Electric Company (NECO), to PPL Rhode Island Holdings, LLC. On 25 May 2022, the Group completed the disposal for cash consideration of £3.1 billion, recognising a post-tax gain on disposal of £280 million (see note 10). NECO did not meet the criteria for classification as a discontinued operation and therefore its results have not been separately disclosed on the face of the income statement, and are instead included within the results from continuing operations.
E. Disposal of the UK Gas Transmission business
As described further in note 10, on 27 March 2022, the Group entered into a sale and purchase agreement to dispose of a 100% controlling stake in the UK Gas Transmission business. The disposal completed on 31 January 2023 for cash consideration of £4.0 billion and a 40% interest in a newly incorporated UK limited company, GasT TopCo Limited, as further described below. Proceeds received have been classified in the consolidated cash flow statement within continuing operations. As a result, the Group derecognised all of the assets and liabilities of the UK Gas Transmission business and recognised the
40% interest acquired in GasT TopCo Limited. The 40% interest is classified as an investment in an associate on the basis that the Group has a significant influence over the business. The Group has the ability to appoint two out of the five Directors to the Board of GasT Topco Limited.
On 27 March 2022, the Group also entered into a Further Acquisition Agreement (FAA) over its 40% interest in GasT TopCo Limited. The FAA became binding following the settlement of the Acquisition Agreement and is exercisable in the period between 1 May and 31 July 2023. The window can further be deferred at the Group’s discretion by three months. Taking into consideration the timing of the FAA exercise window, the Group has classified its interest in GasT TopCo Limited as held for sale with effect from 31 January 2023 and has not equity accounted for its share of the associate’s results. The disposal group comprises our equity investment in GasT TopCo Limited and the FAA derivative. Refer to note 10 for further details.
The results of the UK Gas Transmission business were treated as a discontinued operation during the year ended 31 March 2022, with comparatives restated accordingly. Remeasurements in relation to the FAA derivative were also recorded within discontinued operations for the year ended 31 March 2023. The classification impacts the consolidated income statement, the consolidated statement of comprehensive income and consolidated cash flow statement, as well as earnings per share (EPS) split between continuing and discontinued operations.
1. Basis of preparation and recent accounting developments continued
F. Areas of judgement and key sources of estimation uncertainty
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. Information about such judgements and estimations is in the notes to the financial statements, and the key areas are summarised below.
Areas of judgement that have the most significant effect on the amounts recognised in the financial statements are as follows:
•the judgement that it is appropriate to classify our 40% equity investment in GasT TopCo Limited, together with the FAA derivative, as held for sale with effect from 31 January 2023, as detailed in note 10;
•in performing the NGED goodwill and indefinite-lived licence intangible assets impairment assessment, judgement has been applied over the forecast cash flow duration used in the value‑in-use calculations (see note 11); and
•the judgement that, notwithstanding legislation enacted and targets committing the states of New York and Massachusetts to achieving net zero greenhouse gas emissions by 2050, these do not trigger a reassessment of the remaining useful economic lives (UELs) of our US gas network assets (see key sources of estimation uncertainty below and note 13).
Key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are as follows:
•the value attributable to GasT TopCo Limited following disposal of our controlling stake in the UK Gas Transmission business and in determining the fair value of the written option over the Group’s 40% equity interest (see note 10);
•the valuation of liabilities for pensions and other post-retirement benefits (see note 25);
•the cash flows and real discount rates applied in determining the environmental provisions, in particular relating to three US Superfund sites (see note 26); and
•the estimates made regarding the UELs of our gas network assets due to the length over which they are being depreciated, the potential for new and evolving technologies over that period, and the range of potential pathways for meeting net zero targets (see note 13 for details and sensitivity analysis).
In performing our impairment assessment of goodwill and indefinite-lived licence intangible assets, we have sensitised our forecasts to factor in adjustments to key inputs to each model (see note 11).
In order to illustrate the impact that changes in assumptions for the valuation of pension assets and liabilities and cash flows for environmental provisions could have on our results and financial position, we have included sensitivity analysis in note 35.
G. Impact of climate change and the transition to net zero – areas of judgement and key sources of estimation uncertainty
In preparing these financial statements for the year ended 31 March 2023, management has taken into account the Group’s commitments regarding its transition to net zero and the impact of climate change. The Group has a published climate transition plan which sets out its targets to achieve this commitment by 2050, in line with the Paris Agreement. Management has also identified a number of significant climate-related risks and opportunities. Changes to the Group’s commitments and the impact of climate change may have a material impact on the currently reported amounts of the Group’s assets and liabilities and on similar assets and liabilities that may be recognised in future reporting periods, as set out above with respect to the judgement and key source of estimation uncertainty regarding the UELs of our US gas network assets, and as further detailed below.
Repairs to property, plant and equipment
The Group’s network assets recorded within property, plant and equipment (PP&E) are at risk of physical impacts from extreme weather events such as major storms which may be accentuated by increased frequency of weather incidents and changing long-term climate trends, thereby leading to asset damage. Major storm costs, net of deductibles and disallowances, incurred by the Group are recoverable as revenue in future periods under our rate plans but the associated repair costs are expensed as incurred as other operating costs under IFRS.
Impairment of property, plant and equipment and goodwill
Included within the Group’s PP&E (see note 13) are £333 million of oil- and gas-fired electricity generation units with approximately 3,800 MW of electric generation capacity located in Long Island, New York. Whilst the Group retains ownership of these assets, it sells all of the capacity, energy in response to dispatch requests, and any related ancillary services provided by the generating facilities to the Long Island Power Authority (LIPA) via a Power Supply Agreement running until 2028.
The maximum UEL for these units ends in 2040, which aligns to the target set by the state of New York to achieve decarbonised power generation by 2040. However, there is a risk that the UEL of certain, or all, of the units may be shortened, depending on the progress of decarbonisation activities in Long Island. The Group believes there are no material accounting judgements in respect of the generation assets and the UELs have not been accelerated in the year.
The assets related to the Group’s liquefied natural gas (LNG) storage facility have a maximum UEL to 2045, which is in line with the current commercial contracts. Accordingly, the Group believes there are no material accounting judgements in respect of the UELs of the storage assets as of 31 March 2023.
The net zero pathway may also impact our US gas networks which in turn may affect the recoverable amount of our New York and New England cash-generating units (CGUs). In assessing the recoverability of our CGUs (see note 11), we calculate the value-in-use based on projections that incorporate our best estimates of future cash flows and assumptions pertaining to the net zero plans of the jurisdictions that we operate in. In respect of our New York and New England CGUs, our forecast cash flow duration used in our impairment testing is five years and we continue to have sufficient headroom. Accordingly, the impacts of certain variables that will play out in the medium to long term as a result of the anticipated transition to decarbonised power generation do not currently affect the carrying value of our New York and New England CGUs.

1. Basis of preparation and recent accounting developments continued
G. Impact of climate change and the transition to net zero – areas of judgement and key sources of estimation uncertainty continued
Decommissioning provisions
Provisions to decommission significant portions of our regulated transmission and distribution assets are not recognised where no legal obligations exist, and a realistic alternative exists to incurring costs to decommission assets at the end of their life. Included within the Group’s decommissioning provisions as at 31 March 2023 (see note 26) is £57 million relating to legal requirements to remove asbestos upon major renovation or demolition of our oil- and gas-fired electricity generation structures and facilities located in Long Island, New York. As noted above, the progress of decarbonisation activities in Long Island may bring forward the decommissioning of these assets, thereby increasing the present value of associated decommissioning provisions. Currently, the expected timing of decommissioning expenditures has not materially been brought forward but management will continue to review the facts and circumstances.
Sensitivity to commodity contract derivatives
The Group has contracts associated with the forward purchase of gas and enters into derivative financial instruments linked to commodity prices, including gas options and swaps which are used to manage market price volatility (see note 17). As at 31 March 2023, the Group’s gas commodity contract derivatives are primarily short-term and accordingly we do not anticipate a risk as a result of the transition to net zero.
H. Accounting policy choices
IFRS provides certain options available within accounting standards. Choices we have made, and continue to make, include the following:
•Presentational formats: we use the nature of expense method for our income statement and aggregate our statement of financial position to net assets and total equity.
•Financial instruments: we normally opt to apply hedge accounting in most circumstances where this is permitted (see note 32(e)).
•Gains and losses arising from the sale of a subsidiary: in accounting for the gain on sale of the UK Gas Transmission business, we have considered the conflicts in guidance between IAS 28 ‘Investments in Associates and Joint Ventures’ and IFRS 10 ‘Consolidated Financial Statements’. We have elected to apply the full gain recognition approach in accordance with IFRS 10.

I. New IFRS accounting standards and interpretations effective for the year ended
31 March 2023
The Group adopted the following amendments to standards which have had no material impact on the Group’s results or financial statement disclosures:
•amendments to IFRS 3 ‘Business Combinations’;
•amendments to IAS 16 ‘Property, Plant and Equipment’;
•amendments to IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’; and
•annual improvements to IFRS standards 2018–2020.
J. New IFRS accounting standards and interpretations not yet adopted
The following new accounting standards and amendments to existing standards have been issued but are not yet effective:
•IFRS 17 ‘Insurance Contracts’;
•amendments to IAS 12 ‘Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction’;
•amendments to IAS 1 ‘Presentation of Financial Statements’ on classification of liabilities as current or non-current;
•amendments to IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’; and
•amendments to IAS 1 and IFRS Practice Statement 2 – making materiality judgements.
The Group is currently assessing the impact of the above standards, but they are not expected to have a material impact.
The Group has not adopted any other standard, amendment or interpretation that has been issued but is not yet effective.